Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 5,812,688	R$ 5,713,702	R$ 5,377,284
Social security costs	1,404,537	1,381,229	1,273,486
Benefits	1,387,078	1,309,314	1,277,781
Defined benefit pension plans (note 22)	8,939	20,081	24,480
Contributions to defined contribution pension plans	131,388	87,099	86,576
Share-based compensation	58,050	87,293	86,963
Training	62,756	58,338	62,518
Other personnel expenses	340,571	280,222	188,177
Total	R$ 9,206,007	R$ 8,937,278	R$ 8,377,265